Other Income - Additional Information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Other Income Expense [Abstract]
Government grants received			¥ 5.0	$ 0.8
Revenue from government as an incentive for research and development	¥ 1.3	$ 0.2